UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05527

General New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/19

FORM N-CSR

Item 1.             Reports to Stockholders.

General New Jersey Municipal Money Market Fund, Inc.

ANNUAL REPORT

November 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General New Jersey Municipal Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this annual report for General New Jersey Municipal Money Market Fund, Inc., covering the 12-month period from December 1, 2018 through November 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In December 2018, stocks experienced a sharp sell-off, as it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. In January 2019, a pivot in stance from the Fed helped stimulate a rebound across equity markets that continued into the second quarter. Escalating trade tensions disrupted equity markets again in May. The dip was short-lived, as markets rose once again in June and July of 2019, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns over slowing global growth persisted, resulting in bouts of market volatility in August 2019. Stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending. Near the end of the period, an announcement by President Trump that the first phase of a trade deal with China had been achieved sent U.S. markets to record highs.

In fixed-income markets, a risk-off mentality prevailed to start the period, fueled in part by equity market volatility. A flight to quality supported price increases for U.S. Treasuries, which continued through the end of 2018, leading to a flattening yield curve. After the Fed’s supportive statements in January 2019, other developed-market central banks followed suit and reiterated their abilities to bolster flagging growth by continuing accommodative policies. After taking into account the 25-basis-point increase in December 2018, there was a net decrease of 50 basis points in the federal funds rate during the reporting period. Rates across much of the Treasury curve saw a slight increase during the month of November. However, demand for fixed-income instruments during much of the reporting period was strong, which helped to support positive bond market returns.

We believe that over the near term, the outlook for the U.S. remains positive, but we will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor. advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
December 16, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through November 30, 2019, as provided by Joseph Irace, Senior Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended November 30, 2019, General New Jersey Municipal Money Market Fund’s Class A shares produced a simple yield of 0.77%. Taking into consideration the effects of compounding, the fund’s Class A shares produced an effective yield of 0.77%.1

Yields of municipal money market instruments fluctuated during the reporting period, responding to a shift in stance by the U.S. Federal Reserve (the “Fed”) and supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. The fund also may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes acceptable New Jersey state municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective. In addition, a portion of the fund’s assets may be invested in short-term, high-quality municipal obligations that do not pay income that is exempt from New Jersey state income taxes. The fund is non-diversified.

Supply, Demand, and Fed Policy Drove the Market

Supply and demand dynamics, as well as U.S. Federal Open Market Committee (FOMC) policies, shifted throughout the period, influencing yields during the 12 months. In December 2018, the Fed maintained a hawkish tone and raised the overnight target range by 25 basis points at their meeting. An increased federal funds rate helped stoke demand for shorter-term securities. The December average reading on the Securities Industry and Financial Markets Association (SIFMA) Index was 1.67%. The SIFMA Index, produced by Bloomberg L.P., is a weekly index that tracks the market of high-grade, seven-day, tax-exempt variable-rate demand notes (VRDNs).

In January 2019, the FOMC made a pivotal change in its policy. At its January meeting, it stated it would be patient regarding any future interest-rate moves and signaled flexibility on the path for reducing its balance sheet. The target range was unchanged. Yields fell during the month, due in part to the change in policy, but also strong demand coupled with limited supply. The SIFMA Index hit a reporting period low of 1.28% during the month.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Strong inflows into tax-exempt funds continued through February 2019, keeping downward pressure on the rates of variable-rate securities. A relative shortage of newly issued securities, when compared to demand generated by coupon payment reinvestment and security maturities, continued to depress yields throughout the month. Yields on fixed-rate securities also declined, as the market priced in reduced expectations for future rate increases.

The FOMC met in March 2019 and reiterated its patience regarding any future interest-rate moves. The target range was held steady. Strong inflows continued throughout the end of the first calendar quarter, depressing yields on variable- and fixed-rate securities. The yield curve on short-duration municipal securities continued its flattening trend, as investors increased their holdings in municipal securities. The strong demand plus limited supply, combined with the change in Fed policy, continued to fuel a downward trend in tax-exempt yields.

In April 2019, tax-exempt money market funds saw large outflows, as payments for 2018 tax bills came due. The SIFMA Index began the month at 1.48% and peaked at 2.30%, indicating a bump in yields as funds sold these securities to meet the redemption demands. However, yields have since decreased, coming under pressure due to increasing demand fueled by a flattening yield curve and other factors. These supply and demand dynamics continue to drive the SIFMA Index. The average for the first four months of the year was 1.64%.

In May 2019, the FOMC left rates unchanged and restated the Committee’s patient approach to future interest-rate adjustments. Chairman Powell has said that the central bank is monitoring the recent escalation in trade tensions and would react as appropriate to keep the expansion going. The SIFMA Index fell during the month of May and ended the period near 1.42%.

The FOMC left rates unchanged in June 2019. In July, however, the FOMC cut the overnight range by 25 basis points. Strong demand plus limited supply, combined with the change in Fed policy, resulted in a downward trend in fixed-income tax-exempt yields. Demand remained strong for shorter maturities due to the continued flattening of the yield curve and the strong inflows into tax-exempt funds, particularly longer-dated portfolios. The majority of states began fiscal year 2020 on July 1, 2019 with an enacted budget. Uncertainty over the future direction of the economy and consumer spending prompted most states to prioritize bolstering reserve funds to guard against a potential economic slowdown.

In August 2019, assets in tax-exempt money market funds stabilized after the outflows seen earlier in the year. Continued steady asset increases in the municipal market kept rates on VRDNs steady throughout the summer.

The FOMC cut rates an additional 25 basis points at their September 2019 meeting. This was the second reduction of the target range during the year in an effort to insulate the record-long U.S. economic expansion from slowing global growth. Demand continued to remain strong for shorter maturities due to the ongoing flattening of the yield curve and strong inflows into tax-exempt funds.

In October 2019 the FOMC cut the target overnight range another 25 basis points. The committee stated it would continue to monitor economic data and respond with policy changes when needed.

In November 2019, the midpoint of fiscal year 2020 was approaching for municipalities with a June 30 fiscal-year end. Overall credit quality remained generally sound. States continued to benefit from a still-growing economy, job growth and consumer spending.

Maintaining a Prudent Investment Posture

In this changing interest-rate environment, most municipal money market funds maintained short-weighted average maturities with a focus on liquidity. The fund was no exception, as we set its weighted average maturities in a range that is consistent with industry averages. The Funds will generally extend the weighted average maturity in a declining interest rate environment to lock in higher yields but current market conditions have produced an inverted or flat yield curve overnight to one year. Increased liquidity and competitive yields derived from the shorter weighted average maturities have been prudent.

We also have maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; select local credits with strong financial positions and stable tax bases; and various healthcare and education issuers.

Anticipating Changes in Supply

As we enter year-end, we anticipate buying opportunities as yields will generally increase due to several factors. The first is a rush from issuers attempting to access the market before the year-end deadline, resulting in added new-issue supply. The second comes from investors reviewing their tax liabilities and executing trades in an effort to mitigate taxable gains. We then move into the new year, which brings a dearth of new-issue supply. Cash entering the market as reinvestment proceeds from maturities and coupon payments may work to depress yields.

Therefore, we intend to constructively position the fund in light of the current environment. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the fund’s management.

December 16, 2019

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New Jersey Municipal Money Market Fund, Inc. from June 1, 2019 to November 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2019

Expense paid per $1,000†	$4.02
Ending value (after expenses)	$1,003.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2019

Expense paid per $1,000†	$4.05
Ending value (after expenses)	$1,021.06
†Expenses are equal to the fund’s annualized expense ratio of .80%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2019

Short-Term Investments - 112.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New Jersey - 106.4%
Bergen County, BAN, Refunding, Ser. B	3.25	12/12/19	740,000	740,358
Bergen County, GO, Refunding	2.00	2/15/20	375,000	375,533
Berkeley Heights Public Schools, GO, Refunding (Insured; School Board Reserve Fund)	5.00	3/1/20	100,000	100,976
Berkeley Township, BAN, Refunding, Ser. A	3.00	5/15/20	2,100,000	2,115,255
Bernards Township School District, GO, Refunding (Insured; School Board Reserve Fund) Ser. B	5.00	1/1/20	100,000	100,333
Black Horse Pike Regional School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	12/1/19	100,000	100,000
Bloomfield Township, GO, Refunding	2.00	2/1/20	565,000	565,754
Bloomingdale, BAN, Refunding	3.00	2/28/20	1,167,000	1,171,812
Burlington Township Board of Education, GO, Refunding (Insured; School Board Reserve Fund)	5.00	1/15/20	225,000	226,013
Cape May County Municipal Utilities Authority, Revenue Bonds, Refunding	5.00	1/1/20	110,000	110,358
Carteret, BAN, Refunding	3.00	1/31/20	285,000	285,695
Cumberland County, BAN, Refunding	3.25	12/4/19	105,000	105,014
Cumberland County, GO, Refunding	5.00	2/15/20	100,000	100,748
East Brunswick, BAN, Refunding	3.00	2/26/20	825,000	827,856
East Windsor Regional School District, GO, Refunding (Insured; School Board Reserve Fund)	5.00	3/1/20	225,000	227,198
Edison Township, BAN, Refunding	4.00	2/7/20	995,000	1,000,082
Ewing Township, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.00	3/15/20	845,000	849,360
Fort Lee Board of Education, GO (Insured; Assured Guaranty Municipal Corp.)	3.00	3/15/20	185,000	185,955
Gloucester County, GO, Refunding	3.00	3/1/20	450,000	452,011

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 112.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New Jersey - 106.4% (continued)
Gloucester Township, GO, Refunding (Insured; Build America Mutual)	2.00	2/1/20	1,361,000	1,362,699
Greater Egg Harbor Regional High School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	2/1/20	1,000,000	1,004,619
Hamilton Township Board of Education, GO (Insured; School Board Reserve Fund)	3.00	12/15/19	530,000	530,354
Hoboken, GO, Refunding	2.00	2/1/20	160,000	160,122
Holmdel Township School District, GO (Insured; School Board Reserve Fund)	3.25	2/1/20	450,000	451,451
Hopewell Valley Regional School District, GO, Refunding (Insured; School Board Reserve Fund)	4.00	1/15/20	345,000	346,183
Hudson County, BAN, Refunding	4.00	12/10/19	905,000	905,579
Hudson County, GO, Refunding	3.00	12/1/19	125,000	125,000
Hudson County Improvement Authority, Revenue Notes, Refunding (Insured; County Guaranteed) Ser. A-1A	3.00	3/6/20	350,000	351,490
Jersey City, BAN, Refunding, Ser. FGH	3.25	12/6/19	3,060,000	3,060,674
Jersey City, BAN, Ser. A	3.25	1/14/20	450,000	451,085
Jersey City, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	2/15/20	445,000	447,645
Little Ferry, BAN, Refunding	2.75	4/23/20	150,000	150,751
Livingston Township, GO, Refunding	2.00	1/15/20	125,000	125,140
Long Branch, BAN, Ser. A	3.50	2/6/20	2,050,000	2,057,931
Manalapan-Englishtown Regional Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	5.75	12/1/19	275,000	275,000
Marlboro Township, GO, Refunding	5.00	5/1/20	200,000	203,056
Mercer County, BAN, Ser. A	5.00	2/26/20	130,000	131,211
Mercer County, GO, Refunding	2.00	2/1/20	250,000	250,323

Short-Term Investments - 112.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 106.4% (continued)
Middlesex County, GO, Refunding (Insured; School Board Reserve Fund)	4.00	3/1/20	150,000		151,075
Middlesex County Utilities Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.25	12/15/19	100,000		100,157
Montclair Township, GO, Refunding, Ser. A	5.00	1/1/20	145,000		145,467
Moorestown Township School District, GO, Refunding (Insured; School Board Reserve Fund)	4.00	1/1/20	220,000		220,499
Morris County, GO	5.00	1/15/20	175,000		175,854
Morris County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	5/1/20	350,000		354,032
New Jersey Economic Development Authority, Revenue Bonds (Developmental Disabilities Association of New Jersey Inc. Project) (LOC; Wells Fargo Bank NA)	1.22	12/5/19	420,000	[a]	420,000
New Jersey Economic Development Authority, Revenue Bonds (Falcon Safety Products, Inc. Project) (LOC; PNC Bank NA)	1.11	12/5/19	360,000	[a]	360,000
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate, L.P. Project) (LOC; Wells Fargo Bank NA)	1.27	12/5/19	2,845,000	[a]	2,845,000
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate, L.P. Project) (LOC; Wells Fargo Bank NA)	1.27	12/5/19	3,800,000	[a]	3,800,000
New Jersey Economic Development Authority, Revenue Bonds (Paddock Realty, LLC Project) (LOC; Wells Fargo Bank NA)	1.27	12/5/19	1,365,000	[a]	1,365,000
New Jersey Economic Development Authority, Revenue Bonds (Parke Place Associates, LLC Project) (LOC; TD Bank NA)	1.20	12/13/19	2,775,000	[a]	2,775,000
New Jersey Economic Development Authority, Revenue Bonds (Pennington Montessori School Project) (LOC; Wells Fargo Bank NA)	1.22	12/5/19	390,000	[a]	390,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 112.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 106.4% (continued)
New Jersey Economic Development Authority, Revenue Bonds (Somerset Hills YMCA Project) (LOC; TD Bank NA)	1.15	12/13/19	200,000	[a]	200,000
New Jersey Economic Development Authority, Revenue Bonds (Young Men's Christian Association of Metuchen Project) (LOC; Wells Fargo Bank NA)	1.22	12/5/19	345,000	[a]	345,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Oak Hill Academy Project) (LOC; Wells Fargo Bank NA)	1.22	12/5/19	505,000	[a]	505,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding (RDR Investment Company LLC Project) (LOC; JPMorgan Chase Bank NA)	1.27	12/5/19	500,000	[a]	500,000
Ocean County Utilities Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.)	5.25	1/1/20	175,000		175,616
Passaic County, BAN, Refunding, Ser. A	3.00	12/4/19	1,310,000		1,310,184
Point Pleasant School District, GO, Refunding (Insured; School Board Reserve Fund)	4.00	3/15/20	100,000		100,773
Princeton, GO, Refunding	5.00	2/1/20	100,000		100,619
Princeton Regional School District, GO, Refunding (Insured; School Board Reserve Fund)	5.00	2/1/20	100,000		100,632
Readington Township, BAN, Refunding	3.00	1/28/20	750,000		751,874
Rib Floater Trust, Revenue Bonds (Liquidity Agreement; Barclarys Bank PLC) Ser. 2018-020	1.17	12/5/19	4,200,000	[a,b]	4,200,000
Rutherford Board of Education, GO, Refunding (Insured; School Board Reserve Fund)	4.00	1/15/20	100,000		100,328
South Brunswick Township, GO, Refunding	4.00	3/1/20	550,000		553,659
South Harrison Township School District, GO, Refunding (Insured; School Board Reserve Fund)	3.00	1/15/20	540,000		541,215
Sparta Township Board of Education, GO, Refunding (Insured; School Board Reserve Fund)	4.00	2/15/20	265,000		266,526

Short-Term Investments - 112.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 106.4% (continued)
Stafford Township, BAN, Ser. B	2.00	4/29/20	3,800,000		3,811,664
Tender Option Bond Trust Receipts (Series 2016-XF2393), (New Jersey Economic Development Authority, Revenue Bonds (School Facilities Construction) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 6/15/2041	1.13	12/5/19	2,400,000	[a,b,c]	2,400,000
Tender Option Bond Trust Receipts (Series 2016-ZF0468), (New Jersey Transportation Trust Fund Authority, Revenue Bonds (LOC; Royal Bank of Canada)), Trust Maturity Date 12/15/2020	1.15	12/5/19	3,300,000	[a,b,c]	3,300,000
Tender Option Bond Trust Receipts (Series 2016-ZF0470), (New Jersey Turnpike Authority, Revenue Bonds (LOC; Royal Bank of Canada)), Trust Maturity Date 7/1/2020	1.15	12/5/19	3,300,000	[a,b,c]	3,300,000
Tender Option Bond Trust Receipts (Series 2017-ZF2477), (Rutgers University, Revenue Bonds, Refunding (Liquidity Agreement; Citibank NA)), Trust Maturity Date 11/1/2021	1.11	12/5/19	1,900,000	[a,b,c]	1,900,000
Tender Option Bond Trust Receipts (Series 2018-ZF2625), (New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding (Single Family Housing) (Liquidity Facility; Morgan Stanley Bank)), Trust Maturity Date 10/1/2028	1.15	12/5/19	4,600,000	[a,b,c]	4,600,000
The Bergen County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	5.00	2/15/20	100,000		100,747
The Bergen County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. C	5.00	2/15/20	350,000		352,685
The Camden County Improvement Authority, Revenue Bonds (Congregation Beth El Project) (LOC; TD Bank NA)	1.15	12/13/19	1,735,000	[a]	1,735,000
The Camden County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. B	5.00	1/15/20	550,000		552,641

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 112.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New Jersey - 106.4% (continued)
The Gloucester County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	4.00	12/1/19	100,000	100,000
The Gloucester County Improvement Authority, Revenue Bonds, Refunding (Landfill Project) (Insured; County Guaranteed) Ser. A	4.00	3/1/20	150,000	150,950
The Lacey Municipal Utilities Authority, Revenue Bonds, Refunding	5.00	12/1/19	325,000	325,000
The Lacey Municipal Utilities Authority, Revenue Bonds, Refunding	5.00	12/1/19	100,000	100,000
The Mercer County Improvement Authority, Revenue Bonds, Refunding	5.00	1/15/20	100,000	100,451
The Monmouth County Improvement Authority, Revenue Bonds (Insured; County Guaranteed) Ser. A	5.00	1/15/20	125,000	125,603
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	12/1/19	825,000	825,000
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	12/1/19	325,000	325,000
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	5.00	12/1/19	300,000	300,000
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	5.00	2/1/20	200,000	201,257
Union County, GO, Refunding (Insured; School Board Reserve Fund)	4.00	2/15/20	300,000	301,683
Union County, GO, Refunding, Ser. A-B	3.00	3/1/20	395,000	396,805
Verona Township Board of Education, GO, Refunding (Insured; School Board Reserve Fund)	4.00	3/1/20	140,000	140,933
Woodbridge Township, GO, Refunding	5.00	2/1/20	100,000	100,608
				70,430,161

Short-Term Investments - 112.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 6.0%
Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Citibank NA) Ser. 2015-XF2112	1.15	12/5/19	2,050,000	[a,b] 2,050,000
Tender Option Bond Trust Receipts (Series 2016-ZF0269), (Port Authority of New York & New Jersey, Revenue Bonds, Consolidated Bonds, 169th Series) (Liquidity Facility; TD Bank)), Trust Maturity Date 10/15/2025	1.17	12/5/19	1,900,000	[a,b,c] 1,900,000
			3,950,000
Total Investments (cost $74,380,161)			112.4%	74,380,161
Liabilities, Less Cash and Receivables			(12.4%)	(8,188,942)
Net Assets			100.0%	66,191,219

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities amounted to $23,650,000 or 35.73% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
General Obligation	39.3
General	16.9
Development	13.4
Transportation	11.0
School District	7.6
Single Family Housing	6.9
Multifamily Housing	6.3
Education	4.2
Nursing Homes	4.2
Water	1.1
Medical	.6
Facilities	.5
Pollution	.2
Utilities	.2
112.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2019

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	74,380,161	74,380,161
Interest receivable		741,872
Receivable for shares of Common Stock subscribed		79,212
Prepaid expenses		11,267
		75,212,512
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		42,636
Cash overdraft due to Custodian		744,182
Payable for investment securities purchased		8,174,376
Directors’ fees and expenses payable		2,719
Payable for shares of Common Stock redeemed		1,240
Other accrued expenses		56,140
		9,021,293
Net Assets ($)		66,191,219
Composition of Net Assets ($):
Paid-in capital		66,191,219
Net Assets ($)		66,191,219

Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)	66,270,981
Net Asset Value Per Share ($)	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2019

Investment Income ($):
Interest Income	1,312,909
Expenses:
Management fee—Note 2(a)	419,109
Shareholder servicing costs—Note 2(b)	91,644
Professional fees	78,485
Registration fees	17,303
Prospectus and shareholders’ reports	9,645
Custodian fees—Note 2(b)	8,931
Directors’ fees and expenses—Note 2(c)	8,861
Miscellaneous	32,304
Total Expenses	666,282
Less—reduction in fees due to earnings credits—Note 2(b)	(3,131)
Net Expenses	663,151
Investment Income—Net	649,758
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	15,748
Net Increase in Net Assets Resulting from Operations	665,506

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2019	2018
Operations ($):
Investment income—net	649,758	643,227
Net realized gain (loss) on investments	15,748	1,157
Net Increase (Decrease) in Net Assets Resulting from Operations	665,506	644,384
Distributions ($):
Distributions to shareholders	(649,758)	(643,227)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	111,895,366	110,634,189
Distributions reinvested	550,171	545,689
Cost of shares redeemed	(133,278,307)	(133,568,323)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(20,832,770)	(22,388,445)
Total Increase (Decrease) in Net Assets	(20,817,022)	(22,387,288)
Net Assets ($):
Beginning of Period	87,008,241	109,395,529
End of Period	66,191,219	87,008,241

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.008	.007	.001	.001	.000[a]
Distributions:
Dividends from investment income—net	(.008)	(.007)	(.001)	(.001)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.77	.66	.14	.10	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	.78	.77	.70	.64
Ratio of net expenses to average net assets	.79	.78	.74	.37	.19
Ratio of net investment income to average net assets	.78	.66	.09	.01	.00[b]
Net Assets, end of period ($ x 1,000)	66,191	87,008	109,396	105,553	249,852

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General New Jersey Municipal Money Market Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

Class A shares are designed primarily for people who are investing through a third party financial intermediary, such as a bank, broker-dealer, financial adviser or retirement plan. Class A shares bear a Shareholder Services Plan fee.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting

NOTES TO FINANCIAL STATEMENTS (continued)

and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	74,380,161
Level 3 - Significant Unobservable Inputs	-
Total	74,380,161

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended November 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2019, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2019 and November 30, 2018 were as follows: tax-exempt income $649,758 and $643,227, respectively.

During the period ended November 30, 2019, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $15,748 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended November 30, 2019.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2019, the fund was charged $56,864 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2019, the fund was charged $23,671 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2019, the fund was charged $8,931 pursuant to the custody agreement. These fees were partially offset by earnings credits of $3,131.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2019, the fund was charged $1,315 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended November 30, 2019, the fund was charged $11,659 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $30,527, Shareholder Service Plan of $4,000, custodian fees of $1,645, Chief Compliance Officer fees of $2,174 and transfer agency fees of $4,290.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2019, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $77,310,000 and $89,985,000, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of General New Jersey Municipal Money Market Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of General New Jersey Municipal Money Market Fund, Inc. (the “Fund”), including the statement of investments, as of November 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
January 28, 2020

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal period ended November 30, 2019 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New Jersey residents, New Jersey personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2019 calendar year on Form 1099-DIV, which will be mailed in early 2020.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of two other New Jersey tax exempt money market funds (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional state tax exempt money market funds (the “Performance Universe”), all for various periods ended September 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional state tax exempt money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds, noting the limited number of funds included in the Performance Group and that the funds in the Performance Universe were not limited to money market funds that provide income exempt from New Jersey income tax like the fund. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance (before fees and expenses) was at or above the Performance Group median for all periods and slightly below the Performance Universe median for all periods, except for the five- and ten-year periods when it was above the median. The Board also considered that the fund’s net total return performance (after fees and expenses) was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser.

The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group contractual management fee median and was higher than the Expense Group and Expense Universe actual management fee medians, and that the fund’s total expenses were higher than the Expense Group and Expense Universe medians.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was generally was satisfied with the fund’s overall gross total return performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (76)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 120

———————

Joni Evans (77)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-Present)

• Principal, Joni Evans Ltd. (publishing) (2006-Present)

No. of Portfolios for which Board Member Serves: 20

———————

Joan Gulley (72)

Board Member (2017)

Principal Occupation During Past 5 Years:

• PNC Financial Services Group, Inc.(1993-2014), Executive Vice President and Chief Human Resources Officer and Executive Committee Member (2008-2014)

• Director, Nantucket Library (2015-Present)

No. of Portfolios for which Board Member Serves: 50

———————

Ehud Houminer (79)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia

University (1992-Present)

Trustee, Ben Gurion University (2012-2018)

No. of Portfolios for which Board Member Serves: 50

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Alan H. Howard (60)

Board Member (2018)

Principal Occupation During Past 5 Years:

• Managing Partner of Heathcote Advisors LLC, a financial advisory services firm (2008 – Present)

• President of Dynatech/MPX Holdings LLC (2012 – 2019), a global supplier and service provider of military aircraft parts, including Board Member of two operating subsidiaries, Dynatech International LLC and Military Parts Exchange LLC (2012-2019); Chief Executive Officer of an operating subsidiary, Dynatech International LLC (2013 – 2019)

• Senior Advisor, Rossoff & Co., an independent investment banking firm (2013 – Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 20

———————

Robin A. Melvin (56)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-Present; Board member (2013-Present)

No. of Portfolios for which Board Member Serves: 97

———————

Burton N. Wallack (69)

Board Member (1991)

Principal Occupation During Past 5 Years:

President and Co-owner of Wallack Management Company, a real estate management company (1987-Present)

Mount Sinai Hospital Urology Board Member (2017-Present)

No. of Portfolios for which Board Member Serves: 20

———————

Benaree Pratt Wiley (73)

Board Member (2016)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts Director (2004-Present)

No. of Portfolios for which Board Member Serves: 76

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (78)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-Present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1989-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

William Hodding Carter III, Emeritus Board Member
Hans C. Mautner, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

RENEE LAROCHE-MORRIS, President since May 2019.

President and a director of BNY Mellon Investment Adviser, Inc. since January 2018. She is an officer of 63 investment companies (comprised of 120 portfolios) managed by the Adviser. She is 48 years old and has been an employee of BNY Mellon since 2003.

JAMES WINDELS, Treasurer since November 2001.

Director- BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 61 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 48 years old and has been an employee of the Adviser since June 2015.

DAVID DIPETRILLO, Vice President since May 2019.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 63 investment companies (comprised of 120 portfolios) managed by the Adviser. He is 41 years old and has been an employee of BNY Mellon since 2005.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 53 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 32 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 29 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 44 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 54 years old and has been an employee of the Adviser since October 1990.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon, and an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 51 years old and has been an employee of the Adviser since April 2004.

OFFICERS OF THE FUND (Unaudited) (continued)

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 34 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager - BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 51 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager- BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 55 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – BNY Mellon Fund Administration, and an officer of 64 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (64 investment companies, comprised of 143 portfolios). He is 62 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 57 investment companies (comprised of 136 portfolios) managed by the Adviser. She is 51 years old and has been an employee of the Distributor since 1997.

NOTES

For More Information

General New Jersey Municipal Money Market Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol: Class A: DNJXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0758AR1119

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,222 in 2018 and $36,338 in 2019.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,939 in 2018 and $6,821 in 2019. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,860 in 2018 and $3,653 in 2019. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $314 in 2018 and $326 in 2019. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2018 and $0 in 2019.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $673,321 in 2018 and $700,014 in 2019.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    January 27, 2020

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    January 24, 2020

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)